Expense Example, No Redemption - Allspring Specialty Funds - Classes A, C and Institutional - Precious Metals Fund - C	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 187
Expense Example, No Redemption, 3 Years	579
Expense Example, No Redemption, 5 Years	996
Expense Example, No Redemption, 10 Years	$ 2,159